Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 910,000.00
Previously Paid Amount	0.00
Total Fee Amount	125.67
Total Offset Amount	0.00
Net Fee	125.67
Narrative - Max Aggregate Offering Price	$ 910,000.00
Final Prospectus	true